Cash and Cash Equivalents and Short-Term Financial Assets - Summary of Cash and Cash Equivalents and Short-Term Financial Assets (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 64,265	SFr 27,708	SFr 43,852	SFr 38,327
Short-term financial assets	96,035	70,955
Swiss Franc
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	15,413	2,810
Short-term financial assets	95,000	61,000
US Dollar
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	39,805	15,234
Short-term financial assets	1,035	9,955
Euro
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	8,616	8,960
Iceland Krona
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	407	648
Other
Cash And Cash Equivalents and Short Term Financial Assets [Line Items]
Cash and cash equivalents	SFr 24	SFr 56